Real Estate - FP Land LLC (Details) (FP Land LLC, predecessor business)	Mar. 31, 2014 grainstorage farm	Dec. 31, 2013 farm grainstorage
FP Land LLC, predecessor business
Real Estate
Number of farms owned	38	38
Number of grain storage facilities owned	3	3